Cover	Aug. 17, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2021
Entity File Number	000-55114
Entity Registrant Name	SPLASH BEVERAGE GROUP, INC.
Entity Central Index Key	0001553788
Entity Tax Identification Number	34-1720075
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	1314 East Las Olas Blvd
Entity Address, Address Line Two	Suite 221
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	(954)
Local Phone Number	745-5815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, No Par Value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	SBEV
Security Exchange Name	NYSE
Warrants to purchase shares of common stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants to purchase shares of common stock
Trading Symbol	SBEV-WT
Security Exchange Name	NYSE